Earnings (loss) per share (EPS) (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings (loss) per share (EPS)
(Loss) profit attributable to equity holders of the parent	R$ (158,083)	R$ 16,780	R$ (9,431)
Weighted average number of common shares outstanding (thousand)	49,701	55,758	51,552
Class A
Earnings (loss) per share (EPS)
(Loss) profit attributable to equity holders of the parent	R$ (70,929)	R$ 8,534	R$ (4,379)
Weighted average number of common shares outstanding (thousand)	22,300	28,357	23,938
Share-based compensation plan (thousands)	R$ 142	R$ 161	R$ 337
Basic (loss) earnings per share - R$	R$ (3.18)	R$ 0.30	R$ (0.18)
Diluted (loss) earnings per share - R$	R$ (3.18)	R$ 0.30	R$ (0.18)
Class B
Earnings (loss) per share (EPS)
(Loss) profit attributable to equity holders of the parent	R$ (87,154)	R$ 8,246	R$ (5,052)
Weighted average number of common shares outstanding (thousand)	27,401	27,401	27,614
Basic (loss) earnings per share - R$	R$ (3.18)	R$ 0.30	R$ (0.18)
Diluted (loss) earnings per share - R$	R$ (3.18)	R$ 0.30	R$ (0.18)